                                                120 BROADWAY, NEW YORK, NY 10271
LEBENTHAL                                                           212-425-6116
FUNDS, INC.                                 OUTSIDE NYC TOLL FREE 1-800-221-5822
                                                               www.lebenthal.com
================================================================================

Dear Shareholders:


This Semi-Annual Report of the Lebenthal Bond Fund covers the sixth months ending May 31, 2001. During this time period, the Federal Reserve Board (the "Fed") lowered short-term interest rates dramatically. The equity markets exhibited substantial volatility. The State of California, with an economy larger than all but a few countries, plunged into an energy morass unimagined for this country. The level of tax rates has been changed. To some degree, all these events influenced the taxable and tax-free bond markets.

The Fed was faced with the rising fear of a recession. The "dot-com" bubble had started to burst. Manufacturing was slowing down. Even though the consumer continued to spend, consumer confidence was declining and the jobless rate showed signs of edging upwards. On January 3, 2001, in a dramatic move, done between the scheduled Open Market Committee Meetings, the Fed lowered short-term rates by a half of one percent. This lowered the benchmark Federal Reserve Funds Interest Rate ("Fed Funds"), the interest rate that is charged between banks, from 6.5% to 6.0%. Subsequently, through the end of May, which is the end of the first half of the Fund's fiscal year, the Fed lowered the Fed Funds rate four more times. In addition, as this is being written, after the close of the semiannual period of the Fund's fiscal year, the Fed has just lowered rates for a sixth time in this calendar year 2001. The Fed Funds rate now stands at 3.75%. The most recent easing by the Fed was a quarter of a percent. All the prior actions were for a half percent movement. It is expected that any future rate reductions, or easings, by the Fed will more likely be in the quarter percent range. Our feeling is that the Fed is willing to let the benefits of increased liquidity and lower interest rates work themselves into the system without any more dramatic, but potentially inflationary, movements. The Fed appears comfortable that currently inflation is not a problem.

What appears to us to be more problematic to the Fed, and clearly to the financial media, is the level of corporate earnings and business activity, especially as reflected in the steady stream of negative earnings pre-announcements, and volatility in the equity markets. On December 1, 2000, using the various market indices as surrogates for current economic activity and expectations of future activity, the Dow Jones Industrial Index started the day at 10,414.49. The S & P 500 was at 1,314.95, and the Nasdaq Composite was at 2,597.93. By the end of May, they stood at 10,911.94, 1,255.82, and 2,110.49 respectively. During these six months, the indices surged with January's two rate cuts, then dropped until the April cuts lifted them from their year-to-date lows to the year-to-date highs reached in May. This euphoria was tempered by more negative earnings announcements, and the indices fell to current levels, which forecasts sluggish growth.

While not directly moving bond prices (other than those municipals issued in California,) the energy crisis in California added a degree of uncertainty to the emotional climate surrounding the economy. The problems of the slowdown in the economy perhaps eating away at the expected United States Government surplus, and a heated political debate over spending, tax rates, and rebates all created more uncertainty. Business investment tends to slow down when economic opportunities seem smaller, thus magnifying the effects of a cyclical trend. With all the above unknowns, the equity market seemed unlikely to have a significant rally in prices until trends became clearer. Instead, in our opinion, investors found the municipal bond market to be an attractive place to invest. While the long term effects of the tax code changes are yet to be worked out, to date investors appear to find the benefits of tax exemption to be attractive, and continue to purchase tax-free bonds and the mutual funds that invest in them.

Within this economic environment, the bond markets responded to the shifting expectations about inflation and the future trend of rates. When the period commenced, interest rates for Treasury securities seemed to reflect the belief that the economy would slow down as the Fed fought inflation. During 1999 and 2000 the Fed had increased, or tightened, rates to forestall possible inflation. Short term US Treasury bills had a higher return than the thirty-year maturity Bonds issued by the US Treasury. The various rates for short maturities and long maturities make up the "yield curve." The yield curve was implying that the rate increase was temporary, and that inflation was not going to be an issue. After the Fed lowered rates during the period, short rates dropped precipitously, and longer rates actually ended the period higher in yield. The yield curve reflected a more normal shape, with short rates lower than long rates. It implied that the economic slowdown would not be a full recession, since longer rates appeared to offer an inflation premium.

To summarize how the portfolio has been managed during this time period, we have tried to maintain a fully invested position. The supply of new issue bonds in the New York, New Jersey and taxable markets has not been excessively heavy. As a result, there did not appear to be a strong opportunity to sell portfolio instruments and then try to replace them at a lower price in the future. We have maintained a bias toward the better quality issues. In our mind, the lower quality items do not offer enough additional yield to warrant selling higher quality items and replacing them with bonds of lesser quality. Instead, we anticipate trying to purchase items that could provide a defensive structure, even giving up some short term gains for long term benefits to the portfolio. We also expect to try to continue to provide more diversification for the portfolio through careful selection of the future purchases.


We are pleased with the results for this period.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND "A" SHARES: For the twelve months ended May 31, 2001, Lipper Analytical Services, Inc., ("Lipper,") ranked the Lebenthal New York Fund (class A shares) #13 of 106 peer funds, with a total return of 13.36%. For the three years ended May 31, 2001, Lipper ranked the Fund #21 of 92 peer funds, with a total return of 14.07%. For the five year period, Lipper ranked the Fund #7 of 79 peer funds, with a total return of 37.37%

LEBENTHAL NEW YORK MUNICIPAL BOND FUND "B" SHARES: For the twelve months ended May 31, 2001, Lipper ranked the Fund #33 of 106 peer funds, with a total return of 12.60%. For the three year period, Lipper ranked the Fund #60 of 92 funds, with a total return of 11.70%.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND: For the twelve months ended May 31, 2001, Lipper ranked the Fund #5 of 58 peer funds, with a total return of 13.19%. For the three year period, Lipper ranked the Fund #13 of 55 funds, with a total return of 13.54%. For the five year period, the Fund was ranked #2 of 45 peer funds, with a 36.43% total return.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND: For the twelve months ended May 31, 2001, Lipper ranked the Fund #1 of 177 peer funds, with a total return of 16.77%. For the three year period, the Fund ranked #31 of 148 with a total return of 18.22%. For the five year period, the Fund ranked #1 of 120 peer funds with a total return of 50.54%.

Total returns as provided by Lipper are historical and do not include any sales charges. Fees waived by the Lebenthal New Jersey and Lebenthal Taxable Municipal Bond Funds may have had a material effect on the total return figures. The cumulative total returns for the Funds, assuming reinvestment of dividends, and capital gains, taking into consideration the full sales charge of 4.5%, or the full contingent deferred sales charge of 5% for the New York "B" Shares, would be as follows:

LEBENTHAL NEW YORK MUNICIPAL BOND FUND "A" SHARES: One year 8.66%, three years 9.40%, and five years 31.77%.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND "B" SHARES: One year 7.96% and three years 9.15%.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND: One year 8.52%, three years 9.13%, and five years 31.16%.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND: One year 12.30%, three years 13.84%, and five years 44.98%.

Please note that past performance is no guarantee of future results. No assurance can be given that the Funds will achieve their objectives. Share price and investment return will fluctuate and on the day that you sell, the value of your shares may be worth more or less than the original investment.

The information and statistics included herein are not guaranteed. They have been obtained from reliable sources and are believed to be accurate.

Thank you for your support,

GREGORY W. SERBE

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

                                                                                                                   RATINGS
                                                                                                               ------------------
    FACE                                                                                           VALUE                  STANDARD
   AMOUNT                                                                                        (NOTE 1)      MOODY'S    & POOR'S
-----------                                                                                     ----------    ---------   --------
MUNICIPAL BONDS (88.78%)
----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Chautauqua, New York Tobacco Asset Securitization
               Corporation, 6.75%, due 07/01/40                                                $ 1,054,120                   A+
  2,000,000    Dutchess County New York IDA Civic Facility (Kaatsbaan
               International Dance Center), 6.125%, due 11/01/29                                2,170,240                    AA
  4,875,000    Erie County, New York Tobacco Asset Securitization
               Corporation - Series A, 6.25%, due 07/15/40                                      5,029,489        A1          A
  3,250,000    Essex County, New York IDA Civic Facility (Moses Ludington
               Nursing Home), (FHA Insured), 6.375%, due 02/01/50                               3,503,305                   AAA
  5,000,000    Long Island Power Authority - Electrical Systems
               Revenue - Series A, 5.00%, due 09/01/27                                          4,797,150        Aaa        AAA
  1,500,000    Long Island Power Authority - New York Electrical
               Systems Revenue - Series A, (MBIA Insured), 5.25%, due 12/01/26                  1,483,380        Aaa        AAA
  1,000,000    Monroe County, New York IDA (Southview Towers Project),
               (SONYMA Insured), Subject to AMT, 6.25%, due 02/01/31                            1,062,280        Aa1
  7,730,000    Monroe County, New York Tobacco Asset Securitization
               Corporation, 6.375%, due 06/01/35                                                8,069,656        A1          A
  2,000,000    New York City Housing Development Corporation (Multifamily
               Housing) - Series E, (SONYMA Insured), 6.25%, due 05/01/36                       2,090,440        Aa2         AA
  5,000,000    New York City Municipal Water Finance Authority, (Water and
               Sewer)- Series E, 5.125%, due 06/15/31                                           4,839,900        Aa2         AA
    550,000    New York City Transitional Finance Authority - Series B,
               5.50%, due 02/01/17                                                                570,636        Aa2         AA+
  1,000,000    New York City Transitional Finance Authority - Series C, 5.375%, due 02/01/18    1,020,680        Aa2         AA+
  2,300,000    New York Counties Tobacco Trust I, 6.50%, due 06/01/35                           2,420,888        A1           A
  1,500,000    New York Counties Tobacco Trust I, 6.625%, due 06/01/42                          1,592,910        A1           A
  1,965,000    New York New York - Series D, (FSA Insured), 5.125%, due 08/01/18                1,970,266                   AAA
  4,000,000    New York State Dormitory Authority - City University, (FGIC Insured),
               5.25%, due 07/01/18                                                              4,045,920        Aaa        AAA
  2,795,000    New York State Dormitory Authority - City University, (FGIC Insured),
               5.25%, due 07/01/30                                                              2,770,152        Aaa        AAA
  1,640,000    New York State Dormitory Authority - Manhattan College, 5.50%, due 07/01/17      1,688,101                    AA
  2,400,000    New York State Dormitory Authority - Manhattan College, 5.50%, due 07/01/18      2,459,544                    AA
 31,710,000    New York State Dormitory Authority - Series B, (FHA Insured), 0.00%*,
               due 08/15/40                                                                     2,859,608                   AAA
  3,000,000    New York State Dormitory Authority (Geneva Nursing Home),
               (FHA Insured), 6.20%, due 08/01/35                                               3,161,460                    AA
  6,625,000    New York State Dormitory Authority (Highlands Living), (FHA Insured),
               6.60%, due 02/01/34                                                              7,240,661                    AA

                       See Notes to Financial Statements.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

                                                                                                                   RATINGS
                                                                                                               ------------------
    FACE                                                                                           VALUE                  STANDARD
   AMOUNT                                                                                        (NOTE 1)      MOODY'S    & POOR'S
-----------                                                                                     ----------    ---------   --------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
$ 3,300,000    New York State Dormitory Authority (Jewish Geriatric - Long Island),
               (FHA Insured), 7.35%, due 08/01/29                                              $3,675,342                   AAA
  3,400,000    New York State Dormitory Authority (Nottingham Retirement Community),
               (SONYMA Insured), 6.125%, due 07/01/25                                           3,565,648       Aa1
    480,000    New York State Dormitory Authority (Ryan/Clinton Community Health
               Center), (SONYMA Insured), 6.10%, due 07/01/19                                     517,512       Aa1
  5,750,000    NewYork State Dormitory Authority (Nursing Home-St. Johns Health),
               (FHA Insured), 6.25%, due 02/01/36                                               6,094,483                    AA
    750,000    New York State Dormitory Authority (Grace Manor Health Care Facility),
               (SONYMA Insured), 6.15%, due 07/01/18                                              799,575       Aa1
  2,730,000    New York State Dormitory Authority (Jewish Home of Central NY),
               (LOC-Onbank & Trust Co.), (MBIA Insured), C44 6.25%, due 07/01/25                2,902,290       Aaa
  5,200,000    New York State Dormitory Authority (Methodist Hospital) - Series A,
               (AMBAC/FHA Insured), 6.05%, due 02/01/34                                         5,465,616       Aaa         AAA
  4,195,000    New York State Dormitory Authority (Nursing Home-Menorah Campus),
               (AMBAC/FHA Insured), 6.10%, due 02/01/37                                         4,437,387                   AAA
  2,400,000    New York State Dormitory Authority (WK Nursing Home), (FHA Insured),
               6.125%, due 02/01/36                                                             2,528,136                   AAA
  1,535,000    New York State Highway Authority (Highway and Bridge) - Series D,
               (FGIC Insured), 5.50%, due 04/01/17                                              1,597,183       Aaa         AAA
  1,990,000    New York State Housing Finance Agency (Housing Project
               Mortgage) - Series A, (FSA Insured), 6.125%, due 11/01/20                        2,079,252       Aaa         AAA
  1,500,000    New York State Housing Finance Agency (Insured-Multifamily
               Mortgage) - Series C, (FHA Insured), 6.50%, due 08/15/24                         1,550,370       Aa2         AAA
  1,025,000    New York State Housing Finance Agency (Multifamily Housing) -
               Series A, (SONYMA Insured), 5.60%, due 08/15/33                                  1,027,245       Aa1
  2,000,000    New York State Housing Finance Agency (Multifamily Housing),
               Series D, (FHA Insured), 6.10%, due 11/15/36                                     2,072,640                   AAA
  3,400,000    New York State Housing Finance Agency (Phillips Village Project) - Series A,
               (FHA/SONYMA Insured) , 7.75%, due 08/15/17                                       3,630,520       A2
  6,750,000    New York State Medical Care Facilities Finance Agency - Series B,
               (FHA Insured), 6.60%, due 08/15/34                                               7,382,948       Aa2          AA
  5,000,000    New York State Medical Care Facilities Finance Agency (Mortgage
               Project) - Series E, (FHA Insured), 6.375%, due 02/15/35                         5,284,700       Aa2          AA
     60,000    New York State Medical Care Facilities Finance Agency, 7.30%, due 02/15/21          61,714       A3
  3,800,000    New York State Urban Development Corporation (Correctional Facilities),
               (FSA Insured), 5.25%, due 01/01/30                                               3,766,484                   AAA
  1,000,000    Niagara County, Tobacco Asset Securitization Corporation, 6.25%, due 05/15/40    1,034,400       A1

                     See Notes to Financial Statements.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

                                                                                                                   RATINGS
                                                                                                               ------------------
    FACE                                                                                           VALUE                  STANDARD
   AMOUNT                                                                                        (NOTE 1)      MOODY'S    & POOR'S
-----------                                                                                     ----------    ---------   --------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
$   600,000    Oneida County, New York IDA Civic Facility (Presbyterian Home), 6.10%,
               due 06/01/20                                                                     $  635,358        Aa3
    110,000    Ulster Tobacco Asset Securitization Corporation, 6.00%, due 06/01/40                110,881        A1
    330,000    Yonkers New York Industrial Development Agency (Saint Johns Riverside
               Hospital) - Series B, 7.125%, due 07/01/31                                          336,171                   BBB-
                                                                                                ----------
               TOTAL MUNICIPAL BONDS (COST $120,364,540)                                       126,456,641
                                                                                                ----------
   SHARES
-----------
CLOSED-END FUNDS (8.77%)
-------------------------------------------------------------------------------------------------------------------

    531,324    Muniholdings New York Insured Fund                                                7,013,477
    296,890    Muniyield New York Insured Fund                                                   3,818,005
     10,000    Nuveen Insured New York Premium                                                     141,000
     94,861    Van Kampen Trust Investment Grade New York Municipals                             1,511,136
                                                                                                ----------
               TOTAL CLOSED-END FUNDS (COST $11,920,701)                                        12,483,618
                                                                                                ----------
    FACE
   AMOUNT
-----------
COMMERCIAL PAPER (0.76%)
-------------------------------------------------------------------------------------------------------------------

$   961,423    General Electric Capital Corporation, 4.03%, due 06/01/01                           961,423
    120,879    General Electric Capital Corporation, 4.12%, due 06/01/01                           120,879
                                                                                                ----------
               TOTAL COMMERCIAL PAPER (COST $1,082,302)                                          1,082,302
                                                                                                ----------
               TOTAL INVESTMENTS (98.31%) (COST $133,367,543)+                                 140,022,561
               CASH AND OTHER ASSETS, NET OF LIABILITIES (1.69%)                                 2,408,852
                                                                                                ----------
               NET ASSETS (100.00%)                                                           $142,431,413
                                                                                                ==========

+ Aggregate cost for federal income tax purposes is identical.

   Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $6,840,660 and $185,642 respectively, resulting in net unrealized appreciation of $6,655,018.

*  Zero Coupon Bond

    KEY:
    AMBAC = Ambac Indemnity Corporation                   IDA    = Industrial Development Agency
    AMT   = Alternative Minimum Tax                       LOC    = Letter of Credit
    FGIC  = Financial Guaranty Insurance Corporation      MBIA   = Municipal Bond Insurance Association
    FHA   = Federal Housing Administration                SONYMA = State of New York Mortgage Agency
    FSA   = Financial Security Assurance, Inc.

                       See Notes to Financial Statements.

LEBENTHAL NEW JERSEY MUNICIPAL
BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

                                                                                                                   RATINGS
                                                                                                               ------------------
    FACE                                                                                           VALUE                  STANDARD
   AMOUNT                                                                                        (NOTE 1)      MOODY'S    & POOR'S
-----------                                                                                     ----------    ---------   --------
MUNICIPAL BONDS (84.61%)
----------------------------------------------------------------------------------------------------------------------------------
$   125,000    Cape May County, New Jersey Industrial Pollution Control
               Financing Authority, Atlantic City Electric Company Project A,
               (MBIA Insured), Subject to AMT, 7.20%, due 11/01/29                             $  139,068         Aaa        AAA
  1,000,000    Childrens Trust Fund Tobacco Settlement, 6.00%, due 07/01/26                     1,045,500         Aa3         A
     70,000    Essex County, New Jersey Import Authority Orange School
               District - Series A, (MBIA Insured), 6.95%, due 07/01/14                            79,946         Aaa        AAA
    100,000    Irvington, New Jersey Housing & Mortgage Finance Authority,
               (FHA Insured), 6.50%, due 02/01/24                                                 103,934                    AAA
    300,000    Middlesex County, New Jersey Import Authority, 5.90%, due 09/15/21                 317,067         Aa3         A+
    500,000    New Jersey Economic Development Authority, School Facilities,
               Series A, 5.00%, due 06/15/21                                                      491,295         Aaa        AAA
    100,000    New Jersey Economic Development Authority, Economic Development
               Revenue, American Airlines Inc. Project, 7.10%, due 11/01/31                       102,806         Baa1       BBB-
    150,000    New Jersey Economic Development Authority, Economic Development
               Revenue, Refunding - Burlington Coat Factory, (LOC - First
               Union National Bank), 6.125%, due 09/01/10                                         164,375         Aa3
     50,000    New Jersey Economic Development Authority, Economic Development
               Revenue, Refunding - Heath VLG-96 Project, (LOC-First Union
               National Bank), 6.00%, due 05/01/16                                                 52,401                     A+
     25,000    New Jersey Economic Development Authority, Economic Development
               Revenue, Refunding - Heath VLJ-96 Project, (LOC-First Union
               National Bank), 6.00%, due 05/01/16                                                 27,558                     A+
    150,000    New Jersey Economic Development Authority, Economic Development
               Revenue, W.Y. Urban Holding Company, (LOC - Fleet Bank), Subject
               to AMT, 6.50%, due 06/01/15                                                        161,067                     A+
    100,000    New Jersey Economic Development Authority, Economic Growth -
               Series D, (LOC - Fleet Bank), Subject to AMT, 6.55%, due 08/01/14                  106,535                     A+
    100,000    New Jersey Economic Development Authority, N. J. American Water
               Co. Project A, (FGIC Insured), Subject to AMT, 6.875%, due 11/01/34                109,357         Aaa        AAA
    100,000    New Jersey Economic Development Authority, Pollution Control Revenue,
               PSE&G Company Project, (MBIA Insured), Subject to AMT, 6.40%,
               due 05/01/32                                                                       105,295         Aaa        AAA
     25,000    New Jersey Health Care Facilites Financing Authority, Capital Health
               System Obligation Group, 5.25%, due 07/01/27                                        18,485         Baa2       BBB-
    125,000    New Jersey Health Care Facilities Financing Authority - General Hospital Center
               at Passaic, (FSA Insured), 6.75%, due 07/01/19                                     147,555         Aaa        AAA
    150,000    New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson
               University Hospital, 5.75%, due 07/01/25                                           155,028          A1         A+

                       See Notes to Financial Statements.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

                                                                                                                   RATINGS
                                                                                                               ------------------
    FACE                                                                                           VALUE                  STANDARD
   AMOUNT                                                                                        (NOTE 1)      MOODY'S    & POOR'S
-----------                                                                                     ----------    ---------   --------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
$   150,000    New Jersey Health Care Facilities Financing Authority, Saint Joseph's
               Hospital & Medical Center, (Connie Lee Insured), 6.00%, due 07/01/26            $  158,025                    AAA
    450,000    New Jersey Health Care Facilities Financing Authority, Saint Peter's
               University Hospital, Series A, 6.875%, due 07/01/30                                451,620         Baa2       BBB
    500,000    New Jersey State Education Facilities Authority, Beth Medrash Govoha
               America, 6.375%, due 07/01/30                                                      505,705         Baa3
    100,000    New Jersey State Education Facilities Authority, New Jersey Institute
               Tech Issue - Series A, (MBIA Insured), 6.00%, due 07/01/24                         104,742         Aaa        AAA
    150,000    New Jersey State Education Facilities Authority, Trenton State
               College - Series E, (AMBAC Insured), 6.00%, due 07/01/19                           154,625         Aaa        AAA
    100,000    New Jersey State Educational Facilities Authority, Rowan University,
               Series C, 5.00%, due 07/01/31                                                       96,675         Aaa        AAA
     50,000    New Jersey State Higher Education Assistance Authority, Student
               Loan - Series A, (AMBAC Insured), Subject to AMT, 5.30%, due 06/01/17               50,621         Aaa        AAA
    250,000    New Jersey State Highway Authority, Garden State Parkway, 5.625%,
               due 01/01/30                                                                       259,998          A1        AA-
    150,000    New Jersey State Housing & Mortgage Finance Agency, Home
               Buyers - Series O, (MBIA Insured), Subject to AMT, 6.35%, due 10/01/27             156,633         Aaa        AAA
    100,000    New Jersey State Housing & Mortgage Finance Agency, MHRB -
               Series A, (AMBAC Insured), Subject to AMT, 6.25%, due 05/01/28                     104,670         Aaa        AAA
    125,000    New Jersey State Housing & Mortgage Finance Agency, MHRB
               Refunding - Presidential Plaza, (FHA Insured), 7.00%, due 05/01/30                 128,603                    AAA
    300,000    New Jersey State Housing & Mortgage Finance Agency, MHRB Series A,
               (AMBAC/FHA Insured), 6.05%, due 11/01/20                                           309,993         Aaa        AAA
    300,000    New Jersey State Housing & Mortgage Finance Agency, MHRB Series B,
               (FSA Insured), 6.15%, due 11/01/20                                                 318,243         Aaa        AAA
    125,000    New Jersey State Housing & Mortgage Finance Agency, Series A,
               (HUD Section 8 Insured), 6.95%, due 11/01/13                                       129,609                    A+
    140,000    Newark, New Jersey Housing Finance Corporation Mortgage, Refunding -
               HUD Section 8 - Manor Apartments - Series A, (FHA Insured), 7.50%,
               due 02/15/24                                                                       149,015                    AAA
    800,000    Port Authority of New York & New Jersey, One Hundred Ninth Series,
               (MBIA Insured), 5.375%, due 01/15/32                                               809,120         Aaa        AAA
    750,000    Port Authority of New York & New Jersey, One Hundred Twenty Second
               Series, 5.125%, due 01/15/36                                                       718,240          A1        AA-
     70,000    Puerto Rico Housing Bank & Finance Agency, Single Family Mortgage,
               Affordable Housing Mortgage - Portfolio I, (GNMA/FNMA/FHLMC Insured),
               Subject to AMT, 6.25%, due 04/01/29                                                 72,583         Aaa        AAA

                       See Notes to Financial Statements.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

                                                                                                                   RATINGS
                                                                                                               ------------------
    FACE                                                                                           VALUE                  STANDARD
   AMOUNT                                                                                        (NOTE 1)      MOODY'S    & POOR'S
-----------                                                                                     ----------    ---------   --------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
$   300,000    Puerto Rico Industrial Tourist, Medicine and Environment, 6.625%,
               due 06/01/26                                                                     $  314,982       Baa2         BBB
    100,000    University Puerto Rico Revenue - Series O, (MBIA Insured), 5.375%,
               due 06/01/30                                                                        100,718       Aaa          AAA
    250,000    Willingboro New Jersey Utilities Authority, Series H, 5.25%, due 01/01/21           250,503       Aaa
                                                                                                 ---------
               TOTAL MUNICIPAL BONDS (COST $8,249,910)                                           8,672,195
                                                                                                 ---------

SHARES
-----------
CLOSED-END FUNDS (8.51%)
-------------------------------------------------------------------------------------------------------------------

     45,202    Muniholdings New Jersey Insured Fund                                                584,462
     20,314    Muniyield New Jersey Fund                                                           288,053
                                                                                                 ---------
               TOTAL CLOSED-END FUNDS (COST $827,935)                                              872,515
                                                                                                 ---------

    FACE
   AMOUNT
-----------
COMMERCIAL PAPER (5.73%)
-------------------------------------------------------------------------------------------------------------------

$   325,617    General Electric Capital Corporation, 4.03%, due 06/01/01                           325,617
    262,138    General Electric Capital Corporation, 4.12%, due 06/01/01                           262,138
                                                                                                 ---------
               TOTAL COMMERCIAL PAPER (COST $587,755)                                              587,755
                                                                                                 ---------
               TOTAL INVESTMENTS (98.85%) (COST $ 9,665,600) +                                  10,132,465
               CASH AND OTHER ASSETS, NET OF LIABILITIES (1.15%)                                   117,625
                                                                                                 ---------
               NET ASSETS (100.00%)                                                            $10,250,090
                                                                                                 =========

+ Aggregate cost for federal income tax purposes is identical.

   Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $494,882 and $28,017 respectively, resulting in net unrealized appreciation of $466,865.

    KEY:
    AMBAC  =  Ambac Indemnity Corporation                    FSA     =   Financial Security Assurance, Inc.
    AMT    =  Alternative Minimum Tax                        GNMA    =   Government National Mortgage Association
    FGIC   =  Financial Guaranty Insurance Corporation       HUD     =   Department of Housing and Urban Development
    FHA    =  Federal Housing Administration                 LOC     =   Letter of Credit
    FHLMC  =  Federal Home Loan Mortgage Corporation         MBIA    =   Municipal Bond Insurance Association
    FNMA   =  Federal National Mortgage Association          MHRB    =   Multi-family Housing Revenue Bond

                       See Notes to Financial Statements.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

                                                                                                                   RATINGS
                                                                                                               ------------------
    FACE                                                                                           VALUE                  STANDARD
   AMOUNT                                                                                        (NOTE 1)      MOODY'S    & POOR'S
-----------                                                                                     ----------    ---------   --------
MUNICIPAL BONDS (88.40%)
----------------------------------------------------------------------------------------------------------------------------------
$   150,000    All Saints Health System, (MBIA Insured), 9.00%, due 08/15/24                   $  160,415        Aaa          AAA
    350,000    Allen County Coliseum Additions Building Corporation, (AMBAC
               Insured), 6.875%, due 11/01/25                                                     333,134        Aaa
    385,000    Baltimore, Maryland - Series B, General Obligation, (FGIC Insured), 7.90%,
               due 10/15/16                                                                       408,046        Aaa          AAA
    300,000    Bridgeport, Connecticut Taxable Pension Bonds (FGIC Insured), 7.64%,
               due 01/15/30                                                                       321,771        Aaa          AAA
    100,000    Buffalo, New York - Series F, (AMBAC Insured), 9.05%, due 02/01/15                 101,662        Aaa          AAA
    240,000    California Housing Finance Agency, Multi-family Housing - Series C,
               (AMBAC Insured), 8.10%, due 02/01/37                                               251,887        Aaa          AAA
    100,000    Connecticut State Development Authority - Sub Series B1, 8.50%, due
               08/15/14                                                                           105,710                     A+
    150,000    Connecticut State Health and Educational Facilities Authority, Maefair
               Health Care, 9.20%, due 11/01/24                                                   179,913         A1          AA
    150,000    Connecticut State Health and Educational Facilities Authority, Shady
               Knoll Center, 8.90%, due 11/01/24                                                  174,798         A1          AA
    255,000    Connecticut State Housing Finance Authority - Series F, 9.25%, due 05/15/27        271,766         Aa2         AA
    200,000    Connecticut State Housing Finance Authority - Series G, 7.625%, due 05/15/21       203,556         A1          AA
    250,000    Cuyahoga County, Ohio Economic Development, Gateway Arena Project -
               Series A, 8.625%, due 06/01/22                                                     282,513       Aa3
    425,000    Detroit, Michigan Downtown Development Authority Tax Increment Revenue,
               Taxable-Dev Area No. 1 Project-B, (MBIA Insured), 6.68%, due 07/01/28              408,744       Aaa           AAA
     40,000    District of Columbia Tobacco Settlement Financing Corporation, 6.75%, due
               05/15/40                                                                            41,407        A1
    200,000    Florida Housing Finance Agency, Taxable Housing Mariner Club - K-2,
               (AMBAC Insured), 8.25%, due 09/01/15                                               212,672       Aaa           AAA
    425,000    Harrisburg, Pennsylvania, Resource Recovery Facilities Authority -
               Series B, 8.05%, due 09/01/25                                                      449,093       Aaa           AAA
    150,000    Idaho Housing Agency, (HUD Section 8 Insured), 8.50%, due 07/01/09                 160,710        A
    150,000    Illinois Housing Development Authority, Affordable Housing Project,
               (AMBAC Insured), 8.64%, due 12/01/21                                               159,269       Aaa           AAA
    715,000    Long Island, New York College Hospital Revenue - Series B, (FHA Insured),
               8.90%, due 08/15/30                                                                779,572       Aa2           AAA
    100,000    Manatee County, Florida Housing and Finance Authority, Single Family
               - Subseries 1, 8.10%, due 11/01/32                                                 104,848       Aaa
    325,000    Maryland State Community Development Administration Multi-family
               Housing Revenue - Series F, (MHF Insured), 9.10%, due 05/15/10                     350,480       Aa3

                       See Notes to Financial Statements.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

                                                                                                                   RATINGS
                                                                                                               ------------------
    FACE                                                                                           VALUE                  STANDARD
   AMOUNT                                                                                        (NOTE 1)      MOODY'S    & POOR'S
-----------                                                                                     ----------    ---------   --------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
$   150,000    Memorial Health System,  Illinois, (MBIA Insured), 8.375%, due 10/01/20      $     158,171       Aaa         AAA
    200,000    Michigan State Housing Development Authority - Series A, (AMBAC
               Insured), 8.30%, due 11/01/15                                                      220,294       Aaa         AAA
    600,000    State of Florida, Broward County Airport & Marina Revenue, 6.90%,
               due 10/01/21                                                                       599,922       Aaa         AAA
     20,000    Minnesota State Housing Finance Agency Rental Housing - Series B, 8.00%,
               due 02/01/18                                                                        21,002                   AA
     35,000    Minnesota State Housing Finance Agency Single Family Mortgage, 8.05%,
               due 01/01/12                                                                        36,401       Aa1         AA+
     55,000    New Hampshire State Housing and Finance Authority, Single Family -
               Series C, 9.40%, due 07/01/14                                                       57,304       Aa2
    300,000    New Jersey Economic Development Authority State Pension Funding
               Revenue, Series A, 7.425%, due 02/15/29                                            318,882       Aaa         AAA
    250,000    New Jersey Economic Development Authority State Pension Funding
               Revenue, Series B, 0.00%*, due 02/15/21                                             62,623       Aaa         AAA
    240,000    New Jersey Housing and Mortgage Finance Agency, Rental Housing -
               Series E, 8.95%, due 11/01/12                                                      252,031                    A+
    680,000    New York State Dormitory Authority, Highland Hospital - Series B,
               (MBIA/FHA Insured), 7.45%, due 08/01/35                                            701,291       Aaa         AAA
    300,000    New York State Housing Finance Agency, Multi-family Housing - Series B,
               (FHA Insured), 8.25%, due 05/15/35                                                 316,254                   AAA
    350,000    New York State Housing Finance Agency, Multi-family Housing - Series C,
               (FHA Insured), 8.11%, due 11/15/38                                                 367,084                   AAA
    110,000    New York State Housing Finance Agency, Service Contract Obligation -
               Series B, 8.60%, due 03/15/04                                                      117,548       Baa1        AA-
    205,000    Philadelphia, Pennsylvania Authority for Industrial Development, Pension
               Funding, 0.00%*, due 04/15/18                                                       62,558       Aaa         AAA
    270,000    Pittsburgh, Pennsylvania Pension Bond - Series A, 6.50%, due 03/01/15              261,633       Aaa         AAA
    100,000    Pittsburgh, Pennsylvania Urban Redevelopment Authority, (FSA Insured),
               9.07%, due 09/01/14                                                                110,173       Aaa         AAA
    225,000    Sacramento County, California - Series A, (MBIA Insured), 7.679%, due 08/15/21     239,699       Aaa         AAA
    120,000    Southeastern Pennsylvania Transit Authority - Series B, (FGIC Insured),
                8.75%, due 03/01/20                                                               127,727       Aaa         AAA
    300,000    Tampa, Florida Sports Authority, Hillsboro Arena Project, (MBIA Insured),
                8.07%, due 10/01/26                                                               314,385       Aaa         AAA
    375,000    Texas State Dept of Housing and Community Affairs - Series C-1, (MBIA
               Insured), 7.76%, due 09/01/17                                                      385,140       Aaa         AAA

                       See Notes to Financial Statements.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

                                                                                                                   RATINGS
                                                                                                               ------------------
    FACE                                                                                           VALUE                  STANDARD
   AMOUNT                                                                                        (NOTE 1)      MOODY'S    & POOR'S
-----------                                                                                     ----------    ---------   --------
MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
$   295,000    Texas State Veterans Housing, General Obligation, 7.35%, due 12/01/21          $   299,012       Aa1         AA
    500,000    University of New Mexico Certificates of Participation, 8.00%, due 06/30/25        526,235       Aaa        AAA
    175,000    Wisconsin Housing & Economic Development Authority Series H, 7.875%,
               due 03/01/26                                                                       179,764       Aa2         AA
                                                                                                ---------
               TOTAL MUNICIPAL BONDS (COST $10,676,225)                                        11,197,099
                                                                                                ---------

SHARES
-----------
CLOSED-END FUNDS (9.39%)
-------------------------------------------------------------------------------------------------------------------

     80,900    Blackrock Income Trust                                                             576,008
     70,000    Hyperion Total Return Fund Incorporated                                            613,200
                                                                                                ---------
               TOTAL CLOSED-END FUNDS (COST $1,091,738)                                         1,189,208
                                                                                                ---------
    FACE
   AMOUNT
-----------
COMMERCIAL PAPER (4.58%)
-------------------------------------------------------------------------------------------------------------------

$   476,320    General Electric Capital Corporation, 4.03%, due 06/01/01                          476,320
    103,693    General Electric Capital Corporation, 4.12%, due 06/01/01                          103,693
                                                                                                ---------
               TOTAL COMMERCIAL PAPER (COST $580,013)                                             580,013
                                                                                                ---------
               TOTAL INVESTMENTS (102.37%) (COST $12,347,976) +                                12,966,320
               LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (-2.37%)                           (299,793)
                                                                                                ---------
               NET ASSETS (100.00%)                                                           $12,666,527
                                                                                                =========

+ Aggregate cost for federal income tax purposes is identical.

   Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $648,636 and $30,292 respectively, resulting in net unrealized appreciation of $618,344.

*  Zero Coupon Bond

    KEY:
    AMBAC  =  Ambac Indemnity Corporation                    HUD     =   Department of Housing and Urban Development
    FGIC   =  Financial Guaranty Insurance Corporation       MBIA    =   Municipal Bond Insurance Association
    FHA    =  Federal Housing Administration                 MHF     =   Maryland Housing Fund
    FSA    =  Financial Security Assurance, Inc.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2001 (UNAUDITED)

                                                           LEBENTHAL NEW YORK  LEBENTHAL NEW JERSEY   LEBENTHAL TAXABLE
                                                                 MUNICIPAL          MUNICIPAL              MUNICIPAL
                                                                 BOND FUND          BOND FUND              BOND FUND
                                                             ----------------    ------------------    ------------------
ASSETS
Investment in securities, at value (cost $133,367,543,
    $9,665,600 and $12,347,976)                              $    140,022,561     $     10,132,465      $     12,966,320
Cash                                                                       --                    2                 3,793
Receivables:
        Securities sold                                               108,084                  --                     --
        Capital shares sold                                           770,559                  137               161,088
        Interest and dividends                                      2,564,600              171,671               201,377
        Due from Manager                                                   --                1,896                 9,955
                                                              ---------------       ---------------       ---------------
           Total assets                                           143,465,804           10,306,171            13,342,533
                                                              ---------------       ---------------       ---------------
LIABILITIES
Payables:
        Securities purchased                                               --                   --               601,380
        Capital shares redeemed                                       398,904                   --                   559
        Dividends declared                                            419,839               28,894                49,033
        Distribution fee payable (Note 3)                              34,065                   --                   --
        Management fee payable (Note 2)                                27,291                2,196                 2,640
        Administration fee payable                                     25,891                1,916                 1,317
Accrued expenses and other liabilities                                128,401               23,075                21,077
                                                              ---------------       ---------------       ---------------
           Total liabilities                                        1,034,391               56,081               676,006
                                                              ---------------       ---------------       ---------------
NET ASSETS                                                   $    142,431,413     $     10,250,090      $     12,666,527
                                                              ===============       ===============       ===============
NET ASSETS CONSIST OF:
Par value                                                    $         17,453     $          1,478      $          1,742
Paid in capital                                                   137,444,771           10,272,993            12,457,866
Undistributed (overdistributed) net investment income                  22,295                 (134)               (9,320)
Accumulated net realized loss on investments                       (1,708,124)            (491,112)             (402,105)
Unrealized appreciation on investments - net                        6,655,018              466,865               618,344
                                                              ---------------       ---------------       ---------------
           Total net assets                                  $    142,431,413     $     10,250,090      $     12,666,527
                                                              ===============       ===============       ===============
CLASS A
Net Assets                                                   $    137,566,098     $     10,250,090      $     12,666,527
Shares outstanding (Note 4)                                        16,857,377            1,478,120             1,742,116
Net asset value and redemption price per share               $           8.16     $           6.93      $           7.27
Maximum offering price per share*                            $           8.54     $           7.26      $           7.61

CLASS B
Net Assets                                                   $      4,865,315     $             --      $             --
Shares outstanding (Note 4)                                           595,838                   --                    --
Net asset value, and redemption price per share**            $           8.17     $             --      $             --

* The sales charge for Class A shares is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.
** Class B shares are sold without an initial sales charge, but are subject to a 5% contingent deferred sales charge if shares are redeemed within 11 months, reduced on shares held over 12 months.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED)

                                                           LEBENTHAL NEW YORK  LEBENTHAL NEW JERSEY   LEBENTHAL TAXABLE
                                                                 MUNICIPAL          MUNICIPAL              MUNICIPAL
                                                                 BOND FUND          BOND FUND              BOND FUND
                                                             ----------------    ------------------    ------------------
INVESTMENT INCOME
Income:
    Interest                                                 $      3,781,314     $        259,081      $        418,745
    Dividends                                                         390,681               23,917                62,720
                                                              ---------------       ---------------       ---------------
        Total income                                                4,171,995              282,998               481,465
                                                              ---------------       ---------------       ---------------
Expenses:
    Management fee (Note 2)                                           159,482               12,312                15,711
    Distribution fee:
        Class A (Note 3)                                              170,221               12,312                15,711
        Class B (Note 3)                                               23,032                   --                    --
    Shareholder servicing fees:
        Class A                                                        30,048               12,821                15,329
        Class B                                                        15,313                   --                    --
    Administration fee                                                 75,450                5,183                 5,594
    Printing                                                           29,875                2,573                 3,141
    Custodian fee                                                      19,885                2,548                 2,410
    Legal and compliance fees                                          32,439                6,133                 3,326
    Auditing and accounting fees                                       46,276               17,687                19,661
    Directors' fees                                                     3,385                  235                   360
    Registration fees:
        Class A                                                        10,508                1,187                 2,157
        Class B                                                         3,370                   --                    --
    Other                                                               5,415                  824                   838
                                                              ---------------       ---------------       ---------------
        Total expenses                                                624,699               73,815                84,238
    Less: Reimbursment of expenses by Manager (Note 2)                     --              (16,656)               (5,371)
        Fees waived by Distributor (Note 3)                           (18,065)             (12,312)              (15,711)
        Fees paid indirectly (Note 1)                                  (1,511)                (524)                 (314)
                                                              ---------------       ---------------       ---------------
    Net expenses                                                      605,123               44,323                62,842
                                                              ---------------       ---------------       ---------------
Net investment income                                               3,566,872              238,675               418,623
                                                              ---------------       ---------------       ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                    2,460,943               99,324               101,748
Change in unrealized appreciation / depreciation of
    investments                                                     1,668,121              180,689               211,746
                                                              ---------------       ---------------       ---------------
Net realized and unrealized gain on investments                     4,129,064              280,013               313,494
                                                              ---------------       ---------------       ---------------
Increase in net assets from operations                       $      7,695,936     $        518,688      $        732,117
                                                              ===============       ===============       ===============

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                   LEBENTHAL NEW YORK MUNICIPAL               LEBENTHAL NEW JERSEY MUNICIPAL
                                                           BOND FUND                                   BOND FUND
                                             --------------------------------------    ----------------------------------------
                                                SIX MONTHS             YEAR                SIX MONTH              YEAR
                                                   ENDED               ENDED                 ENDED                ENDED
                                               MAY 31, 2001         NOVEMBER 30,          MAY 31, 2001          NOVEMBER 30,
                                                (UNAUDITED)            2000               (UNAUDITED)              2000
                                             ----------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income                    $      3,566,872     $      7,041,838       $       238,675       $       452,691
    Net realized gain (loss) on
        investments                                 2,460,943           (2,544,078)               99,324              (180,441)
    Change in unrealized
        appreciation / depreciation
        of investments                              1,668,121            7,253,340               180,689               464,212
                                              ---------------      ---------------       ---------------        --------------

Increase in net assets
    from operations                                 7,695,936           11,751,100               518,688               736,462
Dividends from net investment
    income:
        Class A shares                             (3,466,138)          (6,853,545)*            (238,675)             (452,691)*
        Class B shares                               (100,487)            (189,125)*                  --                    --
Capital share transactions
    (Note 4)                                        3,407,308           (8,579,852)              778,539                (2,797)
                                              ---------------      ---------------       ---------------        --------------
        Total increase (decrease)                   7,536,619           (3,871,422)            1,058,552               280,974
Net assets:
    Beginning of period                           134,894,794          138,766,216             9,191,538             8,910,564
                                              ---------------      ---------------       ---------------        --------------
    End of period (1)                        $    142,431,413     $    134,894,794      $     10,250,090      $      9,191,538
                                              ===============      ===============       ===============        ==============
(1) Includes Undistributed
    (Overdistributed)
    Net Investment Income                    $         22,295     $         22,048      $          (134)      $          (134)
                                              ===============      ===============       ===============        ==============

        (UNAUDITED INFORMATION)

* 98.45% and 94.88% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                  LEBENTHAL TAXABLE MUNICIPAL
                                                                                            BOND FUND
                                                                                --------------------------------------
                                                                                    SIX MONTH              YEAR
                                                                                      ENDED               ENDED
                                                                                  MAY 31, 2001         NOVEMBER 30,
                                                                                   (UNAUDITED)             2000
                                                                                ----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income                                                       $       418,623       $       921,704
    Net realized loss on investments                                                    101,748               (18,239)
    Change in unrealized appreciation /
        depreciation of investments                                                     211,746               532,351
                                                                                ---------------        --------------
    Increase in net assets from operations                                              732,117             1,435,816
Dividends from net investment income                                                   (441,533)             (921,704)
Capital share transactions (Note 4)                                                    (128,112)           (1,496,692)
                                                                                ---------------        --------------
        Total increase (decrease)                                                       162,472              (982,580)
Net assets:
    Beginning of period                                                              12,504,055            13,486,635
                                                                                ---------------        --------------
    End of period (1)                                                          $     12,666,527      $     12,504,055
                                                                                ===============        ==============

(1) Includes Undistributed (Overdistributed) Net Investement Income            $         (9,320)     $         13,590
                                                                                ===============        ==============

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                  LEBENTHAL NEW YORK
                                                                             MUNICIPAL BOND FUND--CLASS A
                                         ---------------------------------------------------------------------------------------
                                          SIX MONTH
                                             ENDED                              YEAR ENDED NOVEMBER 30,
                                         MAY 31, 2001   ------------------------------------------------------------------------
                                          (UNAUDITED)       2000           1999           1998           1987           1996
                                         ------------   ------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $    7.92      $    7.64      $    8.53      $    8.32      $    8.09       $    7.99
                                           --------       --------       --------       --------       --------        --------
Income from investment operations:
Net investment income                          0.21           0.41           0.41           0.42           0.42            0.41
Net realized and unrealized gain
    (loss) on investments                      0.24           0.28          (0.79)          0.21           0.23            0.10
                                           --------       --------       --------       --------       --------        --------
Total from investment operations               0.45           0.69          (0.38)          0.63           0.65            0.51
                                           --------       --------       --------       --------       --------        --------
Less distributions:
Dividends from net investment
    income                                    (0.21)         (0.41)         (0.41)         (0.42)         (0.42)          (0.41)
Distributions from net realized
    gain on investments                          --             --          (0.10)            --             --              --
                                           --------       --------       --------       --------       --------        --------
Total distributions                           (0.21)         (0.41)         (0.51)         (0.42)         (0.42)          (0.41)
                                           --------       --------       --------       --------       --------        --------
Net asset value, end of period            $    8.16      $    7.92      $    7.64      $    8.53      $    8.32       $    8.09
                                           ========       ========       ========       ========       ========        ========
TOTAL RETURN  (1)
    (without deduction of sales load)          5.66%          9.28%         (4.69)%         7.69%          8.27%           6.63%*
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)            $137,566       $130,595       $134,857       $147,673       $134,144        $122,611
Ratio to average net assets:
    Expenses (2)                               0.84%          0.86%**        0.76%**        0.76%**        0.89%**         1.09%
    Net investment income (2)                  5.09%          5.30%          5.00%          4.92%          5.16%           5.17%
Portfolio turnover                            32.48%         65.05%         59.91%         66.04%         60.80%          45.92%

(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.

* Includes the effect of a capital contribution from the Fund's Manager. Without the capital contribution the total return would have been 6.24%.
** Includes fees paid indirectly of less than 0.01% of average net assets.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                               LEBENTHAL NEW YORK
                                                                                          MUNICIPAL BOND FUND--CLASS B
                                                                                 ------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED                       YEAR ENDED NOVEMBER 30,
                                                               MAY 31, 2001      ------------------------------------------------
                                                                (UNAUDITED)          2000              1999              1998*
                                                               ------------      ------------      ------------      ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                          $        7.92      $       7.64     $        8.54      $       8.34
                                                                -----------       -----------       -----------       -----------
Income from investment operations:
Net investment income                                                  0.18              0.36              0.34              0.33
Net realized and unrealized gain (loss) on investments                 0.25              0.28             (0.80)             0.20
                                                                -----------       -----------       -----------       -----------
Total from investment income                                           0.43              0.64             (0.46)             0.53
                                                                -----------       -----------       -----------       -----------
Less distributions:
Dividends from net investment income                                  (0.18)            (0.36)            (0.34)            (0.33)
Distributions from net realized gain on investments                      --                --             (0.10)               --
                                                                -----------       -----------       -----------       -----------
Total distributions                                                   (0.18)            (0.36)            (0.44)            (0.33)
                                                                -----------       -----------       -----------       -----------
Net asset value, end of period                                $        8.17     $        7.92     $        7.64     $        8.54
                                                                ===========       ===========       ===========       ===========
TOTAL RETURN  (1)
    (without deduction of sales load)                                  5.29%             8.53%            (5.57)%            6.48%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                               $       4,865     $       4,300     $       3,909     $       2,801
Ratios to average net assets:
    Expenses + (2)                                                     1.55%**           1.55%**           1.55%**           1.55%**
     Net investment income (2)                                         4.36%             4.60%             4.21%             3.95%
Portfolio turnover                                                    32.48%            65.05%            59.91%            66.04%

(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.
*   Class commenced operations on December 3, 1997.
**  Includes fees paid indirectly of less than 0.01% of average net assets.
+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average assets would have been 2.34%, 2.38%, 2.38% and 4.58% for the six months ended May 31, 2001 and the year ended November 30, 2000, 1999 and 1998, respectively.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                   LEBENTHAL NEW JERSEY
                                                                                   MUNICIPAL BOND FUND
                                                         ----------------------------------------------------------------------
                                           SIX MONTH
                                              ENDED                              YEAR ENDED NOVEMBER 30,
                                          MAY 31, 2001   ----------------------------------------------------------------------
                                           (UNAUDITED)       2000           1999           1998          1987          1996
                                          ------------   ------------   ------------   ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $    6.73      $    6.51      $    7.20      $    6.97     $    6.74      $    6.70
                                             --------       --------       --------       --------      --------       --------
Income from investment operations:
Net investment income                            0.17           0.34           0.34           0.35          0.35           0.36
Net realized and unrealized gain
    (loss) on investments                        0.20           0.22          (0.69)          0.23          0.23           0.04
                                             --------       --------       --------       --------      --------       --------
Total from investment operations                 0.37           0.56          (0.35)          0.58          0.58           0.40
                                             --------       --------       --------       --------      --------       --------
Less distributions:
Dividends from net investment income            (0.17)         (0.34)         (0.34)         (0.35)        (0.35)         (0.36)
                                             --------       --------       --------       --------      --------       --------
Total distributions                             (0.17)         (0.34)         (0.34)         (0.35)        (0.35)         (0.36)
                                             --------       --------       --------       --------      --------       --------
Net asset value, end of period              $    6.93      $    6.73      $    6.51      $    7.20     $    6.97      $    6.74
                                             ========       ========       ========       ========      ========       ========
TOTAL RETURN  (1)
    (without deduction of sales load)            5.48%          8.92%         (5.07)%         8.47%         8.84%          6.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)              $ 10,250       $  9,192       $  8,911       $  9,042      $  6,122       $  5,182
Ratio to average net assets:
    Expenses + (2)                               0.90%*         0.75%*         0.71%*         0.60%*        0.70%*         0.63%*
    Net investment income (2)                    4.85%          5.24%          4.84%          4.87%         5.12%          5.37%
Portfolio turnover                              24.87%         90.39%         52.66%         31.81%        57.19%         28.56%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.50%, 1.60%,1.45%,1.60%, 2.57%, and 3.20%, for the six months ended May 31, 2001 and the years ended November 30, 2000, 1999, 1998, 1997, and 1996, respectively.
* Includes fees paid indirectly of 0.01%, 0.01%, 0.01%, 0.02%, 0.02%, and 0.03%
  of average net assets for the six months ended May 31, 2001 and the years ended November 30, 2000, 1999, 1998, 1997, and 1996, respectively.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                 LEBENTHAL TAXABLE
                                                                                MUNICIPAL BOND FUND
                                                       ----------------------------------------------------------------------
                                         SIX MONTH
                                            ENDED                              YEAR ENDED NOVEMBER 30,
                                        MAY 31, 2001   -----------------------------------------------------------------------
                                         (UNAUDITED)       2000           1999           1998           1987          1996
                                        ------------   ------------   ------------   ------------   ------------  ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period      $    7.11      $    6.81      $    7.73      $    7.37      $    7.13      $    7.22
                                           --------       --------       --------       --------       --------       --------
Income from investment operations:
Net investment income                          0.23           0.50           0.49           0.49           0.50           0.52
Net realized and unrealized gain
    (loss) on investments                      0.17           0.30          (0.92)          0.36           0.24          (0.09)
                                           --------       --------       --------       --------       --------       --------
Total from investment operations               0.40           0.80          (0.43)          0.85           0.74           0.43
                                           --------       --------       --------       --------       --------       --------
Less distributions:
Dividends from net investment
    income                                    (0.24)         (0.50)         (0.49)         (0.49)         (0.50)         (0.52)
                                           --------       --------       --------       --------       --------       --------
Total distributions                           (0.24)         (0.50)         (0.49)         (0.49)         (0.50)         (0.52)
                                           --------       --------       --------       --------       --------       --------
Net asset value, end of period            $    7.27      $    7.11      $    6.81      $    7.73      $    7.37      $    7.13
                                           ========       ========       ========       ========       ========       ========
TOTAL RETURN  (1)
    (without deduction of sales load)          5.66%         12.20%         (5.77)%        11.85%         10.89%          6.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)             $12,667        $12,504        $13,487        $17,789        $14,994        $14,607
Ratio to average net assets:
Expenses + (2)                                 1.00%*         0.90%*         0.82%*         0.70%*         0.79%*         0.61%*
    Net investment income (2)                  6.66%          7.25%          6.71%          6.45%          7.06%          7.34%
Portfolio turnover                            21.03%         29.26%         21.12%         23.75%         34.25%         44.46%

(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.
+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.34%, 1.37%, 1.15%, 1.15%, 1.42%, and 1.63% for the six months ended May 31, 2001 and the years ended November 30, 2000, 1999, 1998, 1997, and 1996, respectively.

*   Includes fees paid indirectly of 0.01% or less of average net assets.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1.  SUMMARY OF ACCOUNTING POLICIES
Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "the Funds". Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with generally accepted accounting principles as follows:

     A) VALUATION OF SECURITIES -
     Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

     B) FEDERAL INCOME TAXES -
     It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

     C) DIVIDENDS AND DISTRIBUTIONS -
     Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)SUMMARY OF ACCOUNTING POLICIES (CONTINUED)

     D) GENERAL -
     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

     E) FEES PAID INDIRECTLY -
     Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $1,511, $524, and $314, for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

     F) ESTIMATES -
     The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     G) INCOME RECOGNITION -
     In December 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies ("the Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. The Funds currently do not amortize premiums on fixed income securities. Upon adoption, the Funds will be required to record a cumulative effect adjustment to reflect the amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation on securities and therefore will not impact total net assets. At this time, the Funds have not completed their analysis of the impact of this accounting change.

2.  INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Management Contract the Funds pay a management fee to Lebenthal Asset Management, Inc. (its Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New Jersey Bond Fund, and the Taxable Bond Fund amounting to $16,656 and $5,371, respectively.

Lebenthal & Co., Inc. retained commissions of $71,356 from the sales of shares of the Company.

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

3.  DISTRIBUTION PLAN
Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Lebenthal & Co., Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets for the New York Bond Fund - Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and, 1.00% for the New York Bond Fund - Class B shares. For the six months ended May 31, 2001, the Distributor voluntarily waived fees of $12,312, $15,711 and $18,065 from the New Jersey Bond Fund, the Taxable Bond Fund, and the New York Bond Fund - Class B shares, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4.  CAPITAL STOCK
At May 31, 2001, there were 26,666,666,667 shares of $0.001 par value stock authorized. Transactions in capital stock were as follows:

                                                LEBENTHAL NEW YORK MUNICIPAL BOND FUND--  LEBENTHAL NEW YORK MUNICIPAL BOND FUND--
                                                                 CLASS A                                 CLASS A
                                                            SIX MONTHS ENDED                            YEAR ENDED
                                                        MAY 31, 2001 (UNAUDITED)                     NOVEMBER 30, 2000
                                                 ------------------------------------     --------------------------------------
                                                     SHARES               AMOUNT               SHARES                AMOUNT
                                                 ---------------      ---------------     ----------------       --------------
Sold                                                     891,211     $      7,288,617            1,130,672     $      8,715,805
Issued as reinvestment of dividends                      343,434            2,811,061              746,110            5,747,818
Redeemed                                                (871,874)          (7,127,411)          (3,038,656)         (23,278,089)
                                                 ---------------      ---------------     ---------------        --------------
Net increase/(decrease)                                  362,771     $      2,972,267           (1,161,874)    $     (8,814,466)
                                                 ---------------      ---------------     ---------------        --------------

                                             LEBENTHAL NEW YORK MUNICIPAL BOND FUND--   LEBENTHAL NEW YORK MUNICIPAL BOND FUND--
                                                              CLASS B                                  CLASS B
                                                          SIX MONTHS ENDED                            YEAR ENDED
                                                      MAY 31, 2001 (UNAUDITED)                     NOVEMBER 30, 2000
                                                 ------------------------------------     -------------------------------------
                                                     SHARES               AMOUNT              SHARES               AMOUNT
                                                 ---------------      ---------------     ----------------      ---------------
Sold                                                      90,510     $        742,604               80,739     $        620,018
Issued as reinvestment of dividends                        9,846               80,636               18,604              143,498
Redeemed                                                 (47,331)            (388,199)             (68,094)            (528,902)
                                                 ---------------      ---------------      ----------------      --------------
Net increase                                              53,025     $        435,041               31,249     $        234,614
                                                 ===============      ===============      ================      ==============

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

                                              LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND  LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
                                                           SIX MONTHS ENDED                        YEAR ENDED
                                                       MAY 31, 2001 (UNAUDITED)                  NOVEMBER 30, 2000
                                                 ----------------------------------     -----------------------------------
                                                      SHARES            AMOUNT               SHARES              AMOUNT
                                                 ---------------    ---------------     ----------------     --------------
Sold                                                     120,279   $        833,445              187,813   $      1,236,075
Issued as reinvestment of dividends                       26,833            186,265               56,514            370,054
Redeemed                                                 (34,734)          (241,171)            (247,507)        (1,608,926)
                                                 ---------------    ---------------     ----------------      --------------
Net increase/(decrease)                                  112,378            778,539               (3,180)  $         (2,797)
                                                 ===============    ===============     ================      ==============

                                               LEBENTHAL TAXABLE MUNICIPAL BOND FUND    LEBENTHAL TAXABLE MUNICIPAL BOND FUND
                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                       MAY 31, 2001 (UNAUDITED)                   NOVEMBER 30, 2000
                                                 ----------------------------------     -----------------------------------
                                                     SHARES              AMOUNT              SHARES               AMOUNT
                                                 ---------------    ---------------     ----------------     --------------
Sold                                                      86,147   $        630,175               89,876   $        611,537
Issued as reinvestment of dividends                       39,928            292,140               87,205            597,075
Redeemed                                                (143,827)        (1,050,427)            (396,313)        (2,705,304)
                                                 ---------------    ---------------     ----------------      --------------
Net decrease                                             (17,752)          (128,112)            (219,232)  $     (1,496,692)
                                                 ===============    ===============     ================      ==============

5.  INVESTMENT TRANSACTIONS
Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $44,556,341, $2,659,235, and $2,565,913, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $45,642,534, $2,360,281, and $2,810,838, respectively.

6. CONCENTRATION OF CREDIT RISK
The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.


LEBENTHAL FUNDS, INC.
   120 Broadway
   New York, New York 10271
   (212) 425-6116

DISTRIBUTOR AND
   SHAREHOLDER SERVICING AGENT
   Lebenthal & Co., Inc.
   120 Broadway
   New York, New York 10271

LEBENTHAL FUNDS, INC.

SEMI-ANNUAL REPORT
   MAY 31, 2001


"THE WORKHORSE OF INVESTMENTS."

       [LEBENTHAL LOGO]
120 BROADWAY, NEW YORK, NY 10271
       (212) 425-6116
 OUTSIDE OF NYC 1-800-221-5822

      [LEBENTHAL LOGO]
THE WORKHORSE OF INVESTMENTS.